Stockholders' Equity (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Restricted stock award activity for the period from July 22, 2016 (Inception) to December 31, 2016 was as follows:
				Weighted-
		Shares		Average
	Shares	Remeasured		Price
Stock awards granted at Inception	12,209,677			0.20
Granted October 13, 2016	62,041			0.70
Granted October 16, 2016	245,434			0.70
Remeasurement at November 4, 2016	-	5,837,788	*	0.43
Vested	-			-
Forfeited	-			-
	-
Unvested at December 31, 2016	12,517,152			0.41

Expected to vest after December 31, 2016	12,517,152			0

*
The number of shares Remeasured as of November 4, 2016 reflect the effect of the Monte Carlo simulation determination of the estimated number of shares expected to be released from the performance condition escrow. This estimate will be reevaluated at each quarter end until the final outcome of the performance condition is satisfied on December 31, 2017.

Restricted stock award activity for the period from July 22, 2016 (Inception) to June 30, 2017, including the reevaluation of the shares estimated to be release, was as follows:

	Shares	Shares Remeasured		Weighted- Average Price
Stock awards granted at Inception	12,209,677			$0.20
Granted October 13, 2016	62,041			0.70
Granted October 16, 2016	245,434			0.70
Remeasurement at November 4, 2016	-	5,837,788	*	0.43
Vested	-			-
Reevaluation of shares expected to be released as of March 31, 2017	-	1,007,633	*	0.06
Reevaluation of shares expected to be released as of June 30, 2017	-	197,145	*	0.01
Unvested at June 30, 2017	12,517,152			$0.48

Expected to vest after June 30, 2017	12,517,152			$0.48

*
The number of shares Remeasured as of November 4, 2016, March 31, 2017 and June 30, 2017 reflect the effect of the Monte Carlo simulation determination of the estimated number of shares expected to be released from the performance condition escrow. This estimate will be reevaluated at each quarter end until the final outcome of the performance condition is satisfied on December 31, 2017.

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The fair value of stock options granted during 2016 were estimated with the following assumptions:

2016
Expected life	6.0 years
Risk-free interest rate	2.17%
Expected annual volatility	113.79%
Dividend yield	0.00%

The fair value of stock options granted during the period ended June 30, 2017 were estimated with the following assumptions:

	First Quarter	Second Quarter
Expected life in years	6.0	5.9
Risk-free interest rate	2.13%	1.97%
Expected annual volatility	114.20%	117.87%
Dividend yield	0.00%	0.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
For the period from July 22, 2016 (Inception) to December 31, 2016 option activity was as follows:

			Weighted
			Average
		Weighted	Remaining	Average
	Number of	Average	Contractual	Intrinsic
	Shares	Exercise Price	Life (in years)	Value

Outstanding at July 22, 2016 (Inception)	-	-	-
Assumed through Recapitalization	175,000	0.17	2.38
Granted	100,137	1.02	9.99
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2016	275,137	0.48	5.15	157,000

Vested and expected to vest at December 31, 2016	275,137	0.48	5.15	157,000

Exercisable at December 31, 2016	175,000	0.17	2.38	154,000

For the six months ended June 30, 2017 stock option activity was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Average Intrinsic Value

Outstanding at January 1, 2017	275,137	$0.48	5.15
			.
Granted	1,779,000	1.37	9.79
Exercised	-	-
Forfeited	(50,000)	(1.23)

Outstanding at June 30, 2017	2,004,137	$1.25	9.16	$498,300

Vested and expected to vest at June 30, 2017	20,044,137	$1.25	9.16	$498,300

Exercisable at June 30, 2017	195,000	$0.28	2.70	$238,750

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
The following table summarizes certain information about stock options:

2016

Weighted average grant-date fair value for options granted during the year	$0.88

Vested options in-the-money at December 31, 2016	175,000

Aggregate intrinsic value of options exercised during the year	$-

The following table summarizes certain information about stock options for the six months ended June 30, 2017:

Weighted average grant-date fair value for options granted during the year	$1.37

Vested options in-the-money at June 30, 2017	175,000

Aggregate intrinsic value of options exercised during the year	$-

Common Stock Shares Reserved For Future Issuance [Table Text Block]	The following table summarizes the common shares reserved for future issuance under the Plan:
Stock options outstanding	100,137
Stock options available for future grant	1,570,730
1,670,867

The following table summarizes the common shares reserved for future issuance under the Plan:

Stock options outstanding under the Plan	1,829,137
Stock options available for future grant	1,170,863
3,000,000

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Weighted
Average
		Weighted	Remaining	Average
	Number of	Average	Contractual	Intrinsic
	Shares	Exercise Price	Life (in years)	Value

Outstanding at July 22, 2016 (Inception)	-	-	-
Granted	350,000	1.05	4.98
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2016	350,000	1.05	4.98	-

Vested and expected to vest at December 31, 2016	239,000	1.05	4.98	-

Exercisable at December 31, 2016	-	-	-	-

The following table summarizes the activity in Channel Partner Warrants during the six months ended June 30, 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Average Intrinsic Value

Outstanding at January 1, 2017	350,000	$1.05	4.75
Granted	2,674,500	1.33	4.72
Exercised	-	-	-
Forfeited	-	-	-

Outstanding at June 30, 2017	3,024,500	$1.30	4.70	$817,000

Vested and expected to vest at June 30, 2017	1,319,000	$1.30	4.70	$361,000

Exercisable at June 30, 2017	-	-	-	-

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The impact on our results of operations of recording stock-based compensation expense was as follows:

	Restricted		Channel	Common
	Stock at	Stock	Partner	Stock to
	Inception	Options	Warrants	be Issued	Total
Research and development	67,842	-	-	-	67,842
General and administrative	1,026,135	5,542	-	6,250	1,037,927
	1,093,977	5,542	-	6,250	1,105,769

The impact on our results of operations of recording stock-based compensation expense for the three months ended June 30, 2017 was as follows:

	Restricted		Channel
	Stock at	Stock	Partner
	Inception	Options	Warrants	Warrants	Total
Service Costs	$-	$-	$80,000	$-	$80,000
Research and development	-	-	-	-	-
General and administrative	269,341	176,016	-	32,335	477,692
	$269,341	$176,016	$80,000	$32,335	$557,692

The impact on our results of operations of recording stock-based compensation expense for the six months ended June 30, 2017, was as follows:

	Restricted		Channel
	Stock at	Stock	Partner
	Inception	Options	Warrants	Warrants	Total
Service Costs	$-	$-	$80,000	$-	$80,000
Research and development	-	-	-	-	-
General and administrative	539,994	191,512	-	32,335	763,841
	$539,994	$191,512	$80,000	$32,335	$843,841

Schedule Of Capitalized Website Development Costs [Table Text Block]
Restricted
Stock

Capitalized website development costs	139,375